Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,408,902)	$ (716,633)
Net loss from discontinued operations		(192,973)
Net loss from continuing operations	(1,408,902)	(523,660)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	122,414	7,808
Change in allowance for credit losses	(82,174)	89,584
Amortization of share-based compensation for services		162,769
Amortization of operating lease right-of-use assets	53,646	4,158
Changes in operating assets:
Accounts receivable	(36,290)	(110,209)
Advances to suppliers	(374,782)	(10,260,372)
Advances to suppliers - related party		(910)
Inventories	43,601	(393)
Prepayments and other current assets	(31,707)	(1,763)
Changes in operating liabilities:
Accounts payable	(11,204)
Accounts payable - related party	4,141
Advances from customers	537,723	251,926
Advances from customers - related party		227,345
Accrued and other liabilities	(354,058)	(50,557)
Taxes payable	899	23,903
Operating lease liability	(60,638)
Net cash used in operating activities from continuing operations	(1,597,331)	(10,180,371)
Net cash provided by operating activities from discontinued operations		5,425,039
Net cash used in operating activities	(1,597,331)	(4,755,332)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(53,884)
Collection from related party	24,048
Proceeds from disposal of subsidiaries		176,854
Deposits for equity acquisition		(4,128,000)
Net cash used in investing activities from continuing operations	(29,836)	(3,951,146)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(29,836)	(3,951,146)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	231,641
Repayment of short-term bank loans	(22,061)
Proceeds from third-party loans	218,563	88,704
Proceeds from convertible note	3,000,064
Proceeds from private placement		3,969,063
Proceeds from a direct offering		6,000,000
Proceeds from related party loans	222,577	243,119
Repayment to related party loans	(1,541)
Net cash provided by financing activities from continuing operations	3,649,243	10,300,886
Net cash used in financing activities from discontinued operations		(978,162)
Net cash provided by financing activities	3,649,243	9,322,724
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(233,488)	(477,460)
NET INCREASE IN CASH	1,788,588	138,786
CASH, BEGINNING OF THE PERIOD	671,355	1,413,669
CASH, END OF THE PERIOD	2,459,943	1,552,455
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	20,839	1,628
Income tax paid
Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for operating lease obligations	215,983
Convertible note issuance cost	$ 2,127,313